UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and defense (1.5%)

Engility Holdings, Inc.(NON)	91,700	$3,513,027

Orbital Sciences Corp.(NON)	107,300	2,623,485

		6,136,512
Airlines (4.2%)

Alaska Air Group, Inc.	46,500	3,676,755

Allegiant Travel Co.	20,000	1,821,400

JetBlue Airways Corp.(NON)(S)	436,000	3,819,360

Republic Airways Holdings, Inc.(NON)	352,600	3,459,006

Spirit Airlines, Inc.(NON)	100,900	4,732,210

		17,508,731
Auto components (3.0%)

Autoliv, Inc. (Sweden)(S)	25,003	2,267,022

BorgWarner, Inc.	38,446	2,064,550

Lear Corp.	53,600	3,876,888

TRW Automotive Holdings Corp.(NON)	59,200	4,389,680

		12,598,140
Biotechnology (0.7%)

Myriad Genetics, Inc.(NON)(S)	102,000	2,818,260

		2,818,260
Capital markets (3.2%)

AllianceBernstein Holding LP (Partnership shares)	160,800	3,592,272

E*Trade Financial Corp.(NON)	52,800	1,057,056

Janus Capital Group, Inc.(S)	338,400	3,719,016

Waddell & Reed Financial, Inc. Class A	78,722	5,102,760

		13,471,104
Chemicals (1.0%)

Koppers Holdings, Inc.	29,600	1,169,200

Methanex Corp. (Canada)	49,159	2,945,607

		4,114,807
Commercial banks (6.9%)

Associated Banc-Corp.(S)	129,400	2,131,218

Bancorp, Inc. (The)(NON)	234,786	4,472,673

Comerica, Inc.	99,400	4,552,520

East West Bancorp, Inc.	120,532	4,033,001

First Citizens BancShares, Inc. Class A	9,944	2,200,011

Huntington Bancshares, Inc.	411,400	3,731,398

OFG Bancorp (Puerto Rico)(S)	397,800	5,799,924

Popular, Inc. (Puerto Rico)(NON)	72,660	1,918,224

		28,838,969
Commercial services and supplies (0.7%)

ACCO Brands Corp.(NON)(S)	491,200	2,853,872

		2,853,872
Communications equipment (1.9%)

Brocade Communications Systems, Inc.(NON)	596,000	5,566,640

Polycom, Inc.(NON)(S)	214,354	2,557,243

		8,123,883
Construction and engineering (0.9%)

Jacobs Engineering Group, Inc.(NON)	65,200	3,958,292

		3,958,292
Consumer finance (0.7%)

Nelnet, Inc. Class A	83,100	3,095,475

		3,095,475
Containers and packaging (1.6%)

Owens-Illinois, Inc.(NON)	70,600	2,262,024

Rock-Tenn Co. Class A	43,500	4,414,380

		6,676,404
Diversified consumer services (5.2%)

Apollo Education Group, Inc. Class A(NON)	165,000	5,327,850

DeVry Education Group, Inc.(S)	99,000	3,577,860

H&R Block, Inc.	134,826	4,098,710

ITT Educational Services, Inc.(NON)(S)	98,000	2,881,200

Strayer Education, Inc.(NON)(S)	175,700	6,142,472

		22,028,092
Electronic equipment, instruments, and components (1.8%)

Arrow Electronics, Inc.(NON)	80,700	4,146,366

Avnet, Inc.	71,900	2,952,933

Insight Enterprises, Inc.(NON)	29,832	629,455

		7,728,754
Energy equipment and services (4.5%)

Atwood Oceanics, Inc.(NON)(S)	41,300	1,957,620

Helmerich & Payne, Inc.	40,600	3,574,424

Key Energy Services, Inc.(NON)(S)	236,258	1,722,321

Nabors Industries, Ltd.	233,700	3,991,596

Oil States International, Inc.(NON)	23,451	2,203,221

Patterson-UTI Energy, Inc.	117,400	3,016,006

Superior Energy Services, Inc.(NON)	107,000	2,529,480

		18,994,668
Food and staples retail (0.2%)

Spartan Stores, Inc.	43,427	981,016

		981,016
Gas utilities (1.1%)

Atmos Energy Corp.	57,600	2,765,376

UGI Corp.	46,200	2,004,618

		4,769,994
Health-care equipment and supplies (3.8%)

CareFusion Corp.(NON)	107,500	4,382,775

Greatbatch, Inc.(NON)	85,900	3,651,609

PhotoMedex, Inc.(NON)(S)	87,700	1,219,907

ResMed, Inc.(S)	90,300	3,937,983

Thoratec Corp.(NON)	74,870	2,615,958

		15,808,232
Health-care providers and services (7.2%)

Bio-Reference Labs, Inc.(NON)(S)	151,900	4,084,591

Chemed Corp.(S)	40,000	3,156,800

Ensign Group, Inc. (The)	68,100	2,854,752

Hanger, Inc.(NON)	68,900	2,329,509

Laboratory Corp. of America Holdings(NON)	47,000	4,222,010

Mednax, Inc.(NON)	65,000	3,616,600

Owens & Minor, Inc.	64,400	2,230,816

Patterson Cos., Inc.(S)	91,300	3,648,348

Select Medical Holdings Corp.	396,800	4,285,440

		30,428,866
Hotels, restaurants, and leisure (1.7%)

Cheesecake Factory, Inc. (The)(S)	77,304	3,443,120

International Game Technology	247,000	3,564,210

		7,007,330
Household durables (0.9%)

PulteGroup, Inc.	185,700	3,773,424

		3,773,424
Household products (0.6%)

Energizer Holdings, Inc.	24,900	2,353,050

		2,353,050
Insurance (4.8%)

Aspen Insurance Holdings, Ltd.	51,975	2,021,828

Endurance Specialty Holdings, Ltd.(S)	26,079	1,366,279

Genworth Financial, Inc. Class A(NON)	255,000	3,761,250

HCC Insurance Holdings, Inc.	30,507	1,309,055

Horace Mann Educators Corp.	58,500	1,632,150

Protective Life Corp.	36,900	1,808,469

Stancorp Financial Group(S)	29,322	1,883,939

Torchmark Corp.	32,600	2,449,890

Validus Holdings, Ltd.	64,200	2,306,064

W.R. Berkley Corp.	45,487	1,763,076

		20,302,000
Internet software and services (1.4%)

IAC/InterActiveCorp.	44,629	3,125,815

ValueClick, Inc.(NON)(S)	127,737	2,746,346

		5,872,161
IT Services (3.4%)

Booz Allen Hamilton Holding Corp.	111,000	2,029,080

Broadridge Financial Solutions, Inc.	77,300	2,805,217

CACI International, Inc. Class A(NON)(S)	41,900	3,101,438

Mantech International Corp. Class A	142,000	4,132,200

NeuStar, Inc. Class A(NON)(S)	68,226	2,312,179

		14,380,114
Machinery (7.3%)

AGCO Corp.(S)	76,328	4,070,572

Federal Signal Corp.(NON)	157,500	1,940,400

Hyster-Yale Materials Holdings, Inc.	25,100	2,152,576

Kennametal, Inc.	54,200	2,349,028

Oshkosh Corp.	99,854	5,406,096

Terex Corp.	74,100	3,038,100

Timken Co.	40,300	2,270,099

Valmont Industries, Inc.(S)	28,400	4,157,192

Wabash National Corp.(NON)(S)	168,900	2,315,619

WABCO Holdings, Inc.(NON)	37,300	3,216,006

		30,915,688
Metals and mining (0.9%)

Commercial Metals Co.	95,500	1,820,230

Kaiser Aluminum Corp.(S)	30,700	2,143,167

		3,963,397
Multi-utilities (1.1%)

TECO Energy, Inc.(S)	179,300	2,936,934

Vectren Corp.	51,000	1,862,520

		4,799,454
Multiline retail (1.1%)

Big Lots, Inc.(NON)(S)	98,441	2,637,234

Dillards, Inc. Class A	23,300	2,034,090

		4,671,324
Oil, gas, and consumable fuels (4.2%)

Alon USA Energy, Inc.(S)	180,100	2,829,371

Delek US Holdings, Inc.	108,677	3,292,913

Denbury Resources, Inc.(NON)	260,000	4,178,200

HollyFrontier Corp.(S)	37,000	1,713,100

Whiting Petroleum Corp.(NON)	37,328	2,179,209

World Fuel Services Corp.(S)	80,200	3,426,144

		17,618,937
Paper and forest products (1.6%)

Domtar Corp. (Canada)	38,900	4,178,249

Schweitzer-Mauduit International, Inc.	52,900	2,440,277

		6,618,526
Personal products (0.5%)

Inter Parfums, Inc.	60,224	1,959,689

		1,959,689
Pharmaceuticals (1.9%)

Jazz Pharmaceuticals PLC(NON)	36,300	5,505,258

Questcor Pharmaceuticals, Inc.(S)	38,000	2,546,380

		8,051,638
Professional services (3.0%)

FTI Consulting, Inc.(NON)	105,200	3,899,764

Navigant Consulting, Inc.(NON)	237,100	4,165,847

Towers Watson & Co. Class A	37,500	4,384,500

		12,450,111
Real estate investment trusts (REITs) (2.0%)

Brandywine Realty Trust(S)	145,000	2,066,250

Kimco Realty Corp.	57,122	1,194,421

Omega Healthcare Investors, Inc.(S)	73,442	2,345,737

Redwood Trust, Inc.(S)	86,600	1,619,420

Two Harbors Investment Corp.	142,900	1,404,707

		8,630,535
Real estate management and development (1.1%)

Jones Lang LaSalle, Inc.	42,300	4,833,198

		4,833,198
Semiconductors and semiconductor equipment (2.7%)

KLA-Tencor Corp.	41,826	2,571,044

Lam Research Corp.(NON)	83,868	4,244,559

Omnivision Technologies, Inc.(NON)(S)	118,900	1,829,871

Skyworks Solutions, Inc.(NON)	85,406	2,583,532

		11,229,006
Software (1.6%)

FactSet Research Systems, Inc.(S)	36,608	3,872,028

Manhattan Associates, Inc.(NON)	85,700	2,889,804

		6,761,832
Specialty retail (6.3%)

American Eagle Outfitters, Inc.(S)	289,800	3,920,994

ANN, Inc.(NON)(S)	98,600	3,188,724

Big 5 Sporting Goods Corp.	111,900	1,920,204

Buckle, Inc. (The)(S)	36,938	1,637,092

Cato Corp. (The) Class A	45,944	1,284,594

Chico's FAS, Inc.	101,600	1,686,560

Express, Inc.(NON)	198,500	3,438,020

Foot Locker, Inc.	53,200	2,053,520

GameStop Corp. Class A(S)	100,400	3,521,028

Office Depot, Inc.(NON)	799,300	3,908,577

		26,559,313
Textiles, apparel, and luxury goods (0.9%)

Deckers Outdoor Corp.(NON)(S)	21,656	1,688,085

Steven Madden, Ltd.(NON)	70,404	2,294,468

		3,982,553

Total common stocks (cost $355,892,300)		$417,667,351

SHORT-TERM INVESTMENTS (19.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	3,176,493	$3,176,493

Putnam Cash Collateral Pool, LLC 0.15%(d)	78,273,381	78,273,381

Total short-term investments (cost $81,449,874)		$81,449,874

TOTAL INVESTMENTS

Total investments (cost $437,342,174)(b)		$499,117,225

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $421,266,670.
(b)	The aggregate identified cost on a tax basis is $437,498,191, resulting in gross unrealized appreciation and depreciation of $73,332,501 and $11,713,467, respectively, or net unrealized appreciation of $61,619,034.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$10,492,979	$55,128,469	$62,444,955	$2,066	$3,176,493
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $75,760,316.
The fund received cash collateral of $78,273,381, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$80,620,176	$—	$—
Consumer staples	5,293,755	—	—
Energy	36,613,605	—	—
Financials	79,171,281	—	—
Health care	57,106,996	—	—
Industrials	73,823,206	—	—
Information technology	54,095,750	—	—
Materials	21,373,134	—	—
Utilities	9,569,448	—	—
Total common stocks	417,667,351	—	—
Short-term investments	3,176,493	78,273,381	-

Totals by level	$420,843,844	$78,273,381	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014